Loans and other liabilities - Terms and debt repayment schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Face value	$ 188.0	$ 269.6
Carrying Amount	$ 188.0	$ 251.5
Long-term loans
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)	7.60%
Face value	$ 119.4
Carrying Amount	119.4
Tranche E Long term loan
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)		8.70%
Face value		$ 74.7
Carrying Amount		$ 56.6
Early repayment of secured notes	66.0
Others- Long term loan
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)		6.60%
Face value		$ 86.3
Carrying Amount		86.3
Long-term liabilities
Disclosure of detailed information about borrowings [line items]
Face value	15.6	2.1
Carrying Amount	$ 15.6	$ 2.1
Short-term credit from banks
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)	5.90%	2.40%
Face value	$ 53.0	$ 106.5
Carrying Amount	$ 53.0	$ 106.5
Short-term credit from banks, subject to Libor +2.8%
Disclosure of detailed information about borrowings [line items]
Adjustment to effective interest rate basis	2.95%
Carrying Amount	$ 35.0